Financial Risk Management (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management (Details) [Line Items]
Income before income taxes percentage		26.00%	26.00%
Foreign exchange translation adjustment		S/ 20.9	S/ 29.1
Increase decrease of price percentage	12.40%	36.00%
Total percentage in corporation revenues		10.00%
Compensation amount	S/ 469.8	S/ 488.9
Price risk [Member]
Financial Risk Management (Details) [Line Items]
Increase decrease of price percentage		10.00%
Price risk [Member] | Bottom of range [member]
Financial Risk Management (Details) [Line Items]
Pre-tax increased decreased amount		S/ 3.1	S/ 2.6
Price risk [Member] | Top of range [member]
Financial Risk Management (Details) [Line Items]
Pre-tax increased decreased amount		S/ 2.5